Financial assets held for trading	12 Months Ended
Dec. 31, 2021
Financial assets held for trading.
Financial assets held for trading

7 Financial assets held for trading

	December 31,	December 31,
(€ million)	2021	2020
Bonds issued by sovereign states	1,149	1,223
Other	5,152	4,279
	6,301	5,502

The Company has established a liquidity reserve as part of its internal targets and financial strategy with a view of ensuring an adequate level of flexibility to the Group development plans and of coping with unexpected fund requirements or difficulties in accessing financial markets. The management of this liquidity reserve is performed through trading activities in view of the optimizing returns, within a predefined and authorized level of risk threshold, targeting the preservation of the invested capital and the ability to promptly convert it into cash.

Financial assets held for trading include securities subject to lending agreements of €1,398 million (€1,361 million at December 31, 2020).

The breakdown by currency is provided below:

	December 31,	December 31,
(€ million)	2021	2020
Euro	3,913	3,731
U.S. dollars	2,336	1,688
Other currencies	52	83
	6,301	5,502

The breakdown by issuing entity and credit rating is presented below:

	Nominal value	Fair Value
	(€ million)	(€ million)	Rating - Moody’s	Rating - S&P
Quoted bonds issued by sovereign states
Fixed rate bonds
Italy	307	315	Baa3	BBB
Chile	167	170	A1	A
United States of America	122	124	Aaa	AA+
Other(*)	107	108	from Aaa to Baa1	from AAA to A-
	703	717
Floating rate bonds
Italy	390	392	Baa3	BBB
Switzerland	29	29	Aaa	AAA
Other	11	11	from Aaa to Baa2	from AA+ to BBB
	430	432
Total quoted bonds issued by sovereign states	1,133	1,149

Other Bonds
Fixed rate bonds
Quoted bonds issued by industrial companies	1,792	1,833	from Aa1 to Baa3	from AA+ to BBB-
Quoted bonds issued by financial and insurance companies	942	955	from Aaa to Baa3	from AAA to BBB-
Other bonds	290	293	from Aaa to Baa3	from AAA to BBB-
	3,024	3,081
Floating rate bonds
Quoted bonds issued by industrial companies	537	540	from Aa1 to Baa3	from AA+ to BBB-
Quoted bonds issued by financial and insurance companies	1,205	1,215	from Aa1 to Baa3	from AA+ to BBB-
Other bonds	315	316	from Aa1 to Baa2	from AA+ to BBB
	2,057	2,071
Total other bonds	5,081	5,152
Total other financial assets held for trading	6,214	6,301

(*) Amounts included herein are lower than €50 million.

The fair value hierarchy is level 1 for €5,749 million and level 2 for €552 million. During 2021, there were no significant transfers between the different hierarchy levels of fair value.